CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 18,688	$ 22,894
Short-term bank deposits	8,122	5,089
Accounts receivable, net	19,151	15,657
Other current assets and prepaid expenses	3,025	2,604
Inventory, net	36,664	35,477
Total current assets	85,650	81,721
NON-CURRENT ASSETS:
Investment in First Aviation Services Inc.	169	2,556
Funds in respect of employee rights upon retirement	2,626	2,496
Deferred income taxes	890	$ 879
Intangible assets, net	1,314
Property, plant and equipment, net	18,934	$ 11,524
Total non-current assets	23,933	17,455
Total assets	109,583	99,176
CURRENT LIABILITIES:
Accounts payable	7,022	5,886
Accrued expenses	7,815	5,060
Total current liabilities	14,837	10,946
NON CURRENT LIABILITIES:
Other long-term liabilities	189	34
Liability in respect of employee rights upon retirement	2,871	$ 2,655
Deferred income taxes	262
Total non-current liabilities	$ 3,322	$ 2,689
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 12)
Total liabilities	$ 18,159	$ 13,635
EQUITY:
Authorized: 10,000,000 shares at December 31, 2015 and 2014; Issued: 9,082,817 shares at December 31, 2015 and 2014; Outstanding: 8,808,344 shares at December 31, 2015 and 2014	2,793	2,793
Additional paid-in capital	64,529	64,491
Treasury shares, at cost, 274,473 shares at December 31, 2015 and 2014	(2,088)	$ (2,088)
Accumulated other comprehensive loss	(4)
Retained earnings	26,194	$ 20,345
Total shareholders' equity	91,424	85,541
Total liabilities and shareholders' equity	$ 109,583	$ 99,176